Significant Accounting Policies - Recent accounting pronouncements (Details) - ASU 2016-02 - Restatement Adjustment $ in Millions	Dec. 31, 2018 USD ($)
Minimum
Recent accounting pronouncements
Right-of use asset	$ 35
Lease liability	35
Maximum
Recent accounting pronouncements
Right-of use asset	40
Lease liability	$ 40